Financial risk management - Disclosure of offsetting of financial assets and financial liabilities (Details) - Credit Risk - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets
Gross carrying amounts	£ 368	£ 429
Gross amounts offset	0	0
Net amount presented in statement of financial position	368	429
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(273)	(232)
Cash collateral received/ pledged	(28)	(76)
Net amount	67	121
Liabilities
Gross carrying amounts	(1,244)	(1,293)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,244)	(1,293)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	273	232
Cash collateral received/ pledged	452	700
Net amount	(519)	(361)
Assets (Liabilities)
Gross carrying amounts	(876)	(864)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(876)	(864)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	0	0
Cash collateral received/ pledged	424	624
Net amount	(452)	(240)
Financing derivatives
Liabilities
Gross carrying amounts	(1,126)	(1,119)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,126)	(1,119)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	246	204
Cash collateral received/ pledged	441	681
Net amount	(439)	(234)
Commodity contract derivatives
Liabilities
Gross carrying amounts	(118)	(174)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(118)	(174)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	27	28
Cash collateral received/ pledged	11	19
Net amount	(80)	(127)
Financing derivatives
Assets
Gross carrying amounts	333	363
Gross amounts offset	0	0
Net amount presented in statement of financial position	333	363
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(246)	(204)
Cash collateral received/ pledged	(28)	(76)
Net amount	59	83
Commodity contract derivatives
Assets
Gross carrying amounts	35	66
Gross amounts offset	0	0
Net amount presented in statement of financial position	35	66
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(27)	(28)
Cash collateral received/ pledged	0	0
Net amount	£ 8	£ 38